March 23, 2020
U.S. Securities and Exchange Commission	via electronic filing
100 F Street, N.E.
Washington, D.C. 20549
RE: Vanguard Windsor Funds
File No. 2-14336
Registration Statement on Form N-14

Commissioners:

On behalf of Vanguard Windsor Fund (the "Windsor Fund"), a series of Vanguard Windsor Funds, we are hereby filing a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act of 1933 (the "1933 Act"). This Registration Statement is being filed to register Investor Shares of the Windsor Fund that would be issued to shareholders of Vanguard Capital Value Fund (the "Capital Value Fund"), a series of Vanguard Malvern Funds, in connection with the reorganization of the Capital Value Fund into the Windsor Fund.

It is proposed that this Registration Statement will become effective on April 22, 2020, pursuant to Rule 488 under the 1933 Act. A definitive information statement/prospectus will be filed and mailed to Capital Value Fund shareholders shortly thereafter.

If you have any questions or comments, please contact me at (610) 669-2531 or elizabeth_bestoso@vanguard.com. Thank you for your time and consideration.

Sincerely,

/s/ Elizabeth Bestoso

Elizabeth Bestoso

Associate Counsel

Office of the General Counsel

Enclosures

cc:Lisa N. Larkin

U.S. Securities and Exchange Commission